Balance Sheet and Statement of Operations Detail (March 10-K Note)	12 Months Ended
Mar. 31, 2015
Balance Sheet and Statement of Operations Detail [Abstract]
Balance Sheet and Statement of Operations Detail
Note 2.	Balance Sheet and Statement of Operations Detail

Property and equipment, net, consisted of:

	March 31,
	2015	2014

Furniture	$144	$133
Office Equipment	78	72
Leasehold Improvements	5	5
Total	227	210
Accumulated Depreciation	(121)	(80)
Disposals	-	-
Total Property and Equipment	106	130

Depreciation expense for years ended March 31, 2015 and 2014 was $41 and $34, respectively.